Personnel expenses - Number Of Employees (Detail) - Employees	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Number Of Employees [Line Items]
Average number of employees	3,678	3,685	3,770
Manufacturing [Member]
Disclosure Of Number Of Employees [Line Items]
Average number of employees	835	759	750
Sales, Marketing and Technicians [Member]
Disclosure Of Number Of Employees [Line Items]
Average number of employees	1,765	1,841	1,893
Research And Development [Member]
Disclosure Of Number Of Employees [Line Items]
Average number of employees	496	484	526
Administration [Member]
Disclosure Of Number Of Employees [Line Items]
Average number of employees	582	601	601